Share-based compensation - Schedule of Recognized Compensation Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based compensation
Total compensation costs	$ 8,184	$ 6,170	$ 2,310
Sales and marketing expenses
Share-based compensation
Total compensation costs		59	185
General and administrative expenses
Share-based compensation
Total compensation costs	6,855	4,682	1,209
Research and development expenses
Share-based compensation
Total compensation costs	$ 1,329	$ 1,429	$ 916